American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
October 31, 2022

One Choice 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 45.8%
Disciplined Growth Fund G Class	1,498,158	26,951,859
Equity Growth Fund G Class	2,270,724	55,405,670
Focused Dynamic Growth Fund G Class	598,451	23,746,539
Focused Large Cap Value Fund G Class	13,781,461	136,298,650
Growth Fund G Class	2,018,339	77,948,255
Heritage Fund G Class	2,855,510	60,850,923
Mid Cap Value Fund G Class	5,372,294	85,902,983
Small Cap Growth Fund G Class	946,401	17,338,066
Small Cap Value Fund G Class	1,804,265	17,357,032
Sustainable Equity Fund G Class	2,667,793	104,604,174
		606,404,151
Domestic Fixed Income Funds — 25.9%
Diversified Bond Fund G Class	24,664,684	221,982,152
High Income Fund G Class	7,112,043	57,038,585
Inflation-Adjusted Bond Fund G Class	4,315,388	47,382,960
Short Duration Fund G Class	1,009,974	9,766,449
Short Duration Inflation Protection Bond Fund G Class	564,575	5,933,684
		342,103,830
International Equity Funds — 18.6%
Emerging Markets Fund G Class	5,323,414	48,230,134
Global Real Estate Fund G Class	2,227,337	24,433,889
International Growth Fund G Class	7,292,053	71,535,040
International Small-Mid Cap Fund G Class	2,864,182	24,861,097
International Value Fund G Class	7,152,967	47,495,701
Non-U.S. Intrinsic Value Fund G Class	3,812,876	29,931,075
		246,486,936
International Fixed Income Funds — 9.7%
Emerging Markets Debt Fund G Class	3,920,199	32,263,238
Global Bond Fund G Class	10,510,418	91,650,841
International Bond Fund G Class	448,873	4,488,732
		128,402,811
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,323,255,429)		1,323,397,728
OTHER ASSETS AND LIABILITIES†		(54,885)
TOTAL NET ASSETS — 100.0%		$1,323,342,843

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Disciplined Growth Fund	$29,698	—	$189	$(2,557)	$26,952	1,498	$(37)	—
Equity Growth Fund	60,339	$360	2,372	(2,921)	55,406	2,271	(341)	$222
Focused Dynamic Growth Fund	28,186	120	2,780	(1,780)	23,746	598	(631)	—
Focused Large Cap Value Fund	144,907	997	8,373	(1,232)	136,299	13,781	(18)	997
Growth Fund	88,263	3,242	6,160	(7,397)	77,948	2,018	(1,127)	—
Heritage Fund	68,671	1,136	8,004	(952)	60,851	2,856	(1,485)	—
Mid Cap Value Fund	91,080	630	3,072	(2,735)	85,903	5,372	257	630
Small Cap Growth Fund	18,047	—	429	(280)	17,338	946	(131)	—
Small Cap Value Fund	19,056	81	706	(1,074)	17,357	1,804	198	81
Sustainable Equity Fund	113,878	1,668	4,462	(6,480)	104,604	2,668	1,388	—
Diversified Bond Fund	241,777	11,161	11,136	(19,820)	221,982	24,665	(1,806)	1,908
High Income Fund	60,586	982	1,732	(2,797)	57,039	7,112	(244)	982
Inflation-Adjusted Bond Fund	51,569	—	—	(4,186)	47,383	4,315	—	—
Short Duration Fund	9,253	760	—	(247)	9,766	1,010	—	71
Short Duration Inflation Protection Bond Fund	6,110	71	—	(247)	5,934	565	—	—
Emerging Markets Fund	55,924	1,389	2,651	(6,432)	48,230	5,323	(892)	—
Global Real Estate Fund	27,264	1,189	52	(3,967)	24,434	2,227	(12)	—
International Growth Fund	80,382	1,824	1,962	(8,709)	71,535	7,292	(597)	—
International Small-Mid Cap Fund	28,014	—	883	(2,270)	24,861	2,864	(355)	—
International Value Fund	51,560	81	—	(4,145)	47,496	7,153	—	—
Non-U.S. Intrinsic Value Fund	33,210	—	—	(3,279)	29,931	3,813	—	—
Emerging Markets Debt Fund	35,034	191	1,343	(1,619)	32,263	3,920	(220)	191
Global Bond Fund	98,256	626	366	(6,865)	91,651	10,510	(65)	601
International Bond Fund	4,453	557	—	(521)	4,489	449	—	—
	$1,445,517	$27,065	$56,672	$(92,512)	$1,323,398	115,030	$(6,118)	$5,683
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.